UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06174

MFS INSTITUTIONAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

March 31, 2017

MFS® INSTITUTIONAL

INTERNATIONAL

EQUITY FUND

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.0%
Aerospace – 1.2%
MTU Aero Engines AG	387,276	$50,383,156
Rolls-Royce Holdings PLC	5,790,827	54,705,166

		$105,088,322

Alcoholic Beverages – 5.8%
AmBev S.A., ADR	13,795,650	$79,462,944
Carlsberg Group	567,327	52,391,675
Diageo PLC	4,889,949	139,901,299
Heineken N.V.	284,673	24,234,395
Pernod Ricard S.A.	1,596,997	188,937,712

		$484,928,025

Apparel Manufacturers – 2.5%
Global Brands Group Holding Ltd. (a)	141,251,429	$15,085,722
Li & Fung Ltd.	35,364,429	15,335,280
LVMH Moet Hennessy Louis Vuitton SE (l)	802,236	176,171,651

		$206,592,653

Automotive – 2.1%
Delphi Automotive PLC	583,612	$46,974,930
DENSO Corp.	2,904,100	127,740,750

		$174,715,680

Broadcasting – 3.4%
ProSiebenSat.1 Media SE	1,353,038	$59,909,186
WPP Group PLC	10,445,273	229,282,178

		$289,191,364

Business Services – 7.8%
Amadeus IT Group S.A.	2,550,306	$129,394,896
Compass Group PLC	11,074,107	208,953,711
Experian Group Ltd.	3,291,394	67,135,260
Randstad Holding N.V. (l)	2,152,691	124,240,150
Tata Consultancy Services Ltd.	3,258,101	122,015,092

		$651,739,109

Chemicals – 0.5%
Orica Ltd.	3,008,030	$40,447,172

Computer Software – 4.5%
Check Point Software Technologies Ltd. (a)	1,031,129	$105,855,703
Dassault Systemes S.A.	734,013	63,536,277
SAP SE	2,162,005	212,145,149

		$381,537,129

Conglomerates – 0.7%
Smiths Group PLC	3,045,412	$61,774,509

Consumer Products – 6.5%
Beiersdorf AG	1,770,880	$167,626,478
Kao Corp.	1,270,800	69,675,408
Luxottica Group S.p.A.	592,242	32,695,845
L’Oréal S.A.	441,683	84,884,414
Reckitt Benckiser Group PLC	2,116,794	193,234,276

		$548,116,421

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electrical Equipment – 3.2%
Legrand S.A.	1,222,127	$73,688,802
Schneider Electric S.A.	2,706,777	198,175,281

		$271,864,083

Electronics – 6.1%
Hoya Corp.	5,399,100	$259,746,516
Kyocera Corp.	1,849,600	103,037,988
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,588,881	150,698,852

		$513,483,356

Energy – Integrated – 2.5%
Eni S.p.A.	5,329,830	$87,277,991
Suncor Energy, Inc.	3,977,815	122,129,704

		$209,407,695

Food & Beverages – 5.2%
Danone S.A.	1,641,128	$111,628,161
Nestle S.A.	4,211,786	323,142,569

		$434,770,730

Food & Drug Stores – 0.6%
Loblaw Cos. Ltd.	919,226	$49,878,820

Insurance – 3.9%
AIA Group Ltd.	31,422,089	$198,119,071
Prudential PLC	2,690,838	56,840,976
Zurich Insurance Group AG	283,857	75,778,328

		$330,738,375

Internet – 1.1%
Alibaba Group Holding Ltd., ADR (a)	830,495	$89,552,276

Machinery & Tools – 3.1%
Daikin Industries Ltd.	812,100	$81,589,316
Fanuc Ltd.	521,600	106,915,584
Kubota Corp.	4,655,000	69,868,903

		$258,373,803

Major Banks – 3.1%
Barclays PLC	25,323,607	$71,419,608
UBS Group AG	12,080,381	193,329,514

		$264,749,122

Medical Equipment – 1.8%
Terumo Corp.	4,355,000	$151,190,829

Metals & Mining – 1.0%
Rio Tinto PLC	2,043,287	$82,164,299

Natural Gas – Distribution – 1.1%
Engie	6,762,808	$95,809,404

Other Banks & Diversified Financials – 7.7%
DBS Group Holdings Ltd.	10,123,051	$140,391,886
Element Fleet Management Corp.	5,107,977	47,282,924
Housing Development Finance Corp. Ltd.	4,640,121	107,336,964

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
ING Groep N.V.	11,891,119	$179,752,766
Julius Baer Group Ltd.	1,663,730	83,049,468
KBC Group N.V.	1,300,312	86,268,279

		$644,082,287

Pharmaceuticals – 10.8%
Bayer AG	2,513,142	$289,684,198
Merck KGaA	889,180	101,308,047
Novartis AG	2,036,771	151,184,470
Novo Nordisk A.S., “B”	3,260,502	111,978,064
Roche Holding AG	979,164	250,057,556

		$904,212,335

Printing & Publishing – 1.1%
RELX N.V.	5,022,044	$93,006,487

Railroad & Shipping – 2.5%
Canadian National Railway Co.	2,343,937	$173,287,262
Kuehne + Nagel International AG	264,791	37,406,206

		$210,693,468

Restaurants – 1.1%
Yum China Holdings, Inc. (a)	3,525,852	$95,903,174

Specialty Chemicals – 5.1%
Akzo Nobel N.V.	1,655,155	$137,249,365
L’Air Liquide S.A.	1,693,507	193,490,422

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Chemicals – continued
Linde AG	364,585	$60,713,421
Shin-Etsu Chemical Co. Ltd.	466,200	40,384,737

		$431,837,945

Specialty Stores – 1.3%
Hennes & Mauritz AB, “B”	3,523,443	$90,045,750
Hermes International	40,330	19,106,978

		$109,152,728

Telephone Services – 0.5%
Singapore Telecommunications Ltd.	13,977,989	$39,170,545

Tobacco – 1.2%
Japan Tobacco, Inc.	3,122,400	$101,471,690

Total Common Stocks		$8,325,643,835

MONEY MARKET FUNDS – 0.2%
MFS Institutional Money Market Portfolio, 0.7% (v)	12,690,440	$12,689,171

COLLATERAL FOR SECURITIES LOANED – 1.8%
JPMorgan U.S. Government Money Market Fund, 0.63% (j)	150,238,050	$150,238,050

Total Investments		$8,488,571,056

OTHER ASSETS, LESS LIABILITIES – (1.0)%		(82,732,745)

Net Assets – 100.0%		$8,405,838,311

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$8,325,643,835	$—	$—	$8,325,643,835
Mutual Funds	162,927,221	—	—	162,927,221
Total Investments	$8,488,571,056	$—	$—	$8,488,571,056

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $6,598,970,759 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$6,967,441,292
Gross unrealized appreciation	1,796,825,088
Gross unrealized depreciation	(275,695,324)
Net unrealized appreciation (depreciation)	$1,521,129,764

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	61,486,542	833,839,238	(882,635,340)	12,690,440

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1,660	$—	$243,597	$12,689,171

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2017, are as follows:

France	14.3%
United Kingdom	13.9%
Switzerland	13.3%
Japan	13.2%
Germany	11.2%
Netherlands	6.6%
Canada	4.7%
India	2.7%
Hong Kong	2.7%
Other Countries	17.4%

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INSTITUTIONAL TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: May 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President
(Principal Executive Officer)

Date: May 16, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: May 16, 2017

*	Print name and title of each signing officer under his or her signature.